Intangible Assets (Details) - Schedule of Amortization Expenses - USD ($)	Apr. 30, 2024	Jan. 31, 2024	Jan. 31, 2023
Schedule of Amortization Expenses [Abstract]
2025	$ 84,863	$ 113,109
2026	113,148	113,109
2027	113,148	113,109
2028	113,148	113,109
2029	94,226	113,109
2030 and thereafter	120,460	101,735
Total	$ 638,993	$ 667,280	$ 780,430